                            Table of Contents

                                     OVERVIEW
                       LETTER TO SHAREHOLDERS       1
                            ECONOMIC SNAPSHOT       2

                          PERFORMANCE SUMMARY
                            RETURN HIGHLIGHTS       4

                        PORTFOLIO AT A GLANCE
                TOP FIVE PORTFOLIO INDUSTRIES       5
                             TOP TEN HOLDINGS       5
                         CURRENT DISTRIBUTION       6
              Q&A WITH YOUR PORTFOLIO MANAGER       7
                            GLOSSARY OF TERMS      10
                      A FOCUS ON SENIOR LOANS      11

                               BY THE NUMBERS
                     YOUR TRUST'S INVESTMENTS      12
                         FINANCIAL STATEMENTS      36
                NOTES TO FINANCIAL STATEMENTS      41

                       VAN KAMPEN INVESTMENTS
               THE VAN KAMPEN FAMILY OF FUNDS      48
    BOARD OF TRUSTEES AND IMPORTANT ADDRESSES      49

We are hopeful
the year will be
filled with peace
and prosperity.

This report must be preceded or accompanied by a prospectus for the trust being offered.
              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

 OVERVIEW

LETTER TO SHAREHOLDERS
February 20, 2002

Dear Shareholder,

Last year's market uncertainty continued into the early days of 2002, reinforcing the importance of a long-term investment strategy. While it is impossible to predict the market's ups and downs, we at Van Kampen are hopeful the year will be filled with peace and prosperity.

With a legacy that spans nearly four generations, Van Kampen has helped investors pursue their goals through social, political and economic change. In the face of challenges and uncertainty, our core investment philosophy has been tested and, we believe affirmed. Whether you're new to the Van Kampen family or revisiting your investment strategy, we encourage you to focus on two fundamental investing principles:

SEEK FINANCIAL ADVICE BEFORE YOU INVEST. Your financial advisor can help you develop a tailored investment strategy based on several factors, including your age, family status and goals. While no portfolio is immune to volatility, your advisor can help you structure a portfolio designed to address your long-term financial goals.

                  EXAMINE YOUR PORTFOLIO AND MODERATE YOUR INVESTMENT RISK--DIVERSIFY. Consider including a variety of stock and fixed-income funds in your portfolio, which may improve your long-term performance.

We are grateful for your continued trust in Van Kampen and appreciate the opportunity to manage your assets. In the new year, we hope you and your loved ones enjoy life's true wealth--family, friends and life's daily pleasures.

Sincerely,

[SIG]
Richard F. Powers, III
President and CEO
Van Kampen Investment Advisory Corp.

ECONOMIC SNAPSHOT

THE ECONOMY AND INTEREST RATES
JANUARY 2002 WAS A MONTH MARKED BY SURPRISES. PROMISING CHANGES IN THE RATE OF UNEMPLOYMENT, MANUFACTURING AND RETAIL SALES LED SOME ANALYSTS TO BELIEVE A POSSIBLE RECOVERY WAS NEAR. CONSUMER SPENDING, WHICH DRIVES TWO-THIRDS OF U.S. ECONOMIC GROWTH, CONTINUED TO TREND HIGHER--DESPITE EARLIER PREDICTIONS. ALSO IN JANUARY, CONSUMER CONFIDENCE ROSE FOR THE SECOND-STRAIGHT MONTH, WHILE INFLATIONARY PRICE PRESSURES REMAINED SUBDUED.

IN CONTRAST, THESE POSITIVE DEVELOPMENTS WERE TEMPERED BY A NUMBER OF OTHER
DEVELOPMENTS:

- FEDERAL RESERVE BOARD (THE FED) CHAIRMAN, ALAN GREENSPAN, STATED THAT SUSTAINED RISKS ARE OFTEN PRESENT AT THE START OF A RECOVERY.

- THE GROWING CORPORATE ACCOUNTING SCANDAL IN THE U.S.--AND THE QUESTIONS IT RAISED IN THE INVESTMENT COMMUNITY WORLDWIDE.

- THE POLITICAL AND ECONOMIC FALLOUT STEMMING FROM INCREASED VIOLENCE ABROAD.

SO AS THE MONTH DREW TO A CLOSE, MANY MARKET OBSERVERS WERE SURPRISED WHEN THE BUREAU OF LABOR STATISTICS REPORTED THAT GROSS DOMESTIC PRODUCT (GDP)--THE PRIMARY MEASURE OF ECONOMIC GROWTH--HAD GROWN 1.4 PERCENT DURING THE FOURTH QUARTER OF 2001. PRIOR TO THE REPORT, MOST HAD EXPECTED THE GDP DATA TO REFLECT A SHRINKING ECONOMY.

ON THE HEELS OF THIS BETTER-THAN-ANTICIPATED ECONOMIC NEWS, THE FED ENDED ITS RATE-CUTTING CAMPAIGN AND DID NOT CHANGE INTEREST RATES. THE 11 RATE REDUCTIONS MADE DURING 2001 HAD BROUGHT THE FEDERAL FUNDS RATE TO 1.75 PERCENT--A 40-YEAR LOW.

U.S. GROSS DOMESTIC PRODUCT

SEASONALLY ADJUSTED ANNUALIZED RATES

(December 31, 1999--December 31, 2001)

[BAR GRAPH]

                                                                      U.S. GROSS DOMESTIC PRODUCT
                                                                      ---------------------------
Dec 99                                                                            8.3
Mar 00                                                                            4.8
Jun 00                                                                            5.7
Sep 00                                                                            1.3
Dec 00                                                                            1.9
Mar 01                                                                            1.3
Jun 01                                                                            0.3
Sep 01                                                                           -1.3
Dec 01                                                                            1.4

Source: Bureau of Economic Analysis

INTEREST RATES AND INFLATION

(January 31, 2000--January 31, 2002)

[LINE GRAPH]

                                                                       INTEREST RATES                       INFLATION
                                                                       --------------                       ---------
Jan 00                                                                      5.50                               2.70
                                                                            5.75                               3.20
                                                                            6.00                               3.80
Apr 00                                                                      6.00                               3.10
                                                                            6.50                               3.20
                                                                            6.50                               3.70
Jul 00                                                                      6.50                               3.70
                                                                            6.50                               3.40
                                                                            6.50                               3.50
Oct 00                                                                      6.50                               3.40
                                                                            6.50                               3.40
                                                                            6.50                               3.40
Jan 01                                                                      5.50                               3.70
                                                                            5.50                               3.50
                                                                            5.00                               2.90
Apr 01                                                                      4.50                               3.30
                                                                            4.00                               3.60
                                                                            3.75                               3.20
Jul 01                                                                      3.75                               2.70
                                                                            3.50                               2.70
                                                                            3.00                               2.60
Oct 01                                                                      2.50                               2.10
                                                                            2.00                               1.90
                                                                            1.75                               1.60
Jan 02                                                                      1.75                               1.10

Interest rates are represented by the closing midline federal funds target rate on the last day of each month. Inflation is indicated by the annual percentage change of the Consumer Price Index for all urban consumers at the end of each month.

Source: Bloomberg

       PERFORMANCE SUMMARY

RETURN HIGHLIGHTS

(as of January 31, 2002)


----------------------------------------------------------------------------
TOTAL RETURNS AND DISTRIBUTION RATE
----------------------------------------------------------------------------
Six-month total return(1)                                    -1.05%
----------------------------------------------------------------------------
One-year total return(1)                                      0.11%
----------------------------------------------------------------------------
Five-year average annual total return(1)                      3.12%
----------------------------------------------------------------------------
Ten-year average annual total return(1)                       5.00%
----------------------------------------------------------------------------
Life-of-Trust average annual total return(1)                  5.83%
----------------------------------------------------------------------------
Commencement date                                          10/04/89
----------------------------------------------------------------------------
Distribution rate(2)                                          4.19%
----------------------------------------------------------------------------
SHARE VALUATIONS
----------------------------------------------------------------------------
Net asset value                                               $8.31
----------------------------------------------------------------------------
Six-month high net asset value (09/10/01)                     $8.66
----------------------------------------------------------------------------
Six-month low net asset value (11/15/01)                      $8.30
----------------------------------------------------------------------------

(1) Total return assumes an investment at the beginning of the period indicated, reinvestment of all distributions for the period, and tender of all shares at the end of the period indicated, excluding payment of 3% imposed on most shares accepted by the Trust for repurchase within the first year and declining to 0% after the fifth year. If the early withdrawal charge was included, total return would be lower.

(2) Distribution rate is based upon the offering price of $8.31 and the current monthly dividend of $.029 per share as of January 25, 2002.

    See the Comparative Performance section of the current prospectus. An investment in the Trust is subject to investment risks, and you could lose money on your investment in the Trust. Please review the Risk/Return Summary of the Prospectus for further details on investment risks. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate and Trust shares, when tendered, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    Market forecasts provided in this report may not necessarily come to pass.

                                                 PORTFOLIO AT A GLANCE

TOP FIVE PORTFOLIO INDUSTRIES*(+)

(as a percentage of total assets--January 31, 2002)

Telecommunications--Wireless                                 8.7%
---------------------------------------------------------------------
Health Care                                                  7.0%
---------------------------------------------------------------------
Entertainment & Leisure                                      6.4%
---------------------------------------------------------------------
Containers, Packaging and Glass                              4.7%
---------------------------------------------------------------------
Chemicals, Plastics and Rubber                               4.2%
---------------------------------------------------------------------

TOP TEN HOLDINGS*(+)

(as a percentage of total assets--January 31, 2002)

Ventas Realty Ltd., Inc.                                     2.8%
---------------------------------------------------------------------
Allied Waste Industries, Inc.                                2.0%
---------------------------------------------------------------------
Charter Communications Operations II LP                      1.9%
---------------------------------------------------------------------
Stone Container Corp.                                        1.6%
---------------------------------------------------------------------
Wyndham International, Inc.                                  1.3%
---------------------------------------------------------------------
Community Health Systems, Inc.                               1.3%
---------------------------------------------------------------------
Tritel Holding Corp.                                         1.3%
---------------------------------------------------------------------
Kindred Healthcare, Inc.--Equity                             1.2%
---------------------------------------------------------------------
Integrated Health Services, Inc.                             1.2%
---------------------------------------------------------------------
Falcon Communications, LP                                    1.2%
---------------------------------------------------------------------

* Excludes short-term investments.

(+) Subject to change daily. All information is provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned or the securities in the industries shown above. Morgan Stanley Dean Witter & Co. and others affiliated with it may hold positions in or may seek to perform investment-banking services for the companies listed.

CURRENT DISTRIBUTION

(January 25, 1992--January 31, 2002)

[INVESTMENT PERFORMANCE GRAPH]

                                                                VAN KAMPEN PRIME RATE INCOME
                                                                           TRUST                      3-MONTH TREASURY BILL*
                                                                ----------------------------          ----------------------
1/92                                                                        6.51                               3.94
                                                                            6.51                               4.14
                                                                            6.52                               3.65
                                                                            5.99                               2.74
12/92                                                                       5.98                               3.14
                                                                            6.01                               2.96
                                                                            6.04                               3.08
                                                                            5.75                               2.98
12/93                                                                       5.47                               3.06
                                                                            5.72                               3.55
                                                                            6.50                               4.22
                                                                            7.00                               4.77
12/94                                                                       7.57                               5.69
                                                                            8.03                               5.87
                                                                            8.01                               5.57
                                                                            8.02                               5.41
12/95                                                                       7.54                               5.08
                                                                            7.26                               5.14
                                                                            6.80                               5.16
                                                                            7.01                               5.03
12/96                                                                       7.02                               5.17
                                                                            7.02                               5.32
                                                                            6.60                               5.17
                                                                            6.79                               5.10
12/97                                                                       7.26                               5.35
                                                                            7.52                               5.12
                                                                            6.18                               5.08
                                                                            6.82                               4.36
12/98                                                                       6.63                               4.45
                                                                            6.88                               4.48
                                                                            6.49                               4.78
                                                                            6.56                               4.85
12/99                                                                       6.59                               5.33
                                                                            7.22                               5.87
                                                                            7.57                               5.85
                                                                            8.14                               6.21
12/00                                                                       8.53                               5.90
                                                                            8.09                               4.29
                                                                            6.54                               3.66
                                                                            5.80                               2.37
                                                                            4.47                               1.72
1/02                                                                        4.19                               1.76

Data provided for the trust reflects distributions that occur on the 25th of each month or the prior business day if the 25th falls on a weekend or holiday, whereas benchmark data is as of the month end.

Source: *Bloomberg

                                                                         [PHOTO]

Q&A WITH YOUR PORTFOLIO MANAGER

WE RECENTLY SPOKE WITH THE PORTFOLIO MANAGER OF THE VAN KAMPEN PRIME RATE INCOME TRUST ABOUT THE KEY EVENTS AND ECONOMIC FORCES THAT SHAPED THE MARKETS
AND INFLUENCED THE TRUST'S RETURN DURING THE SIX MONTHS ENDING JANUARY
31, 2002. HOWARD TIFFEN, PORTFOLIO MANAGER, HAS MANAGED THE TRUST SINCE 1999 AND BRINGS MORE THAN 30 YEARS OF GLOBAL AND DOMESTIC INVESTMENT EXPERIENCE TO VAN KAMPEN'S SENIOR LOAN MANAGEMENT TEAM. THE FOLLOWING DISCUSSION REFLECTS HIS VIEWS ON THE TRUST'S PERFORMANCE.

Q   HOW WOULD YOU CHARACTERIZE THE
    MARKET ENVIRONMENT IN WHICH THE TRUST OPERATED IN THE LAST SIX MONTHS, AND HOW DID THE TRUST PERFORM IN THAT ENVIRONMENT?

A   The dominant factor in the market
over the bulk of the period was the slowing U.S. economy. The tragic events of September 11 made a bad economic situation worse. Business activity came to a standstill nationwide and across industries, and the travel sector was especially hard hit. Employment, which had been weak to begin with, fell sharply as companies announced layoffs as part of a general move to cut costs to address a markedly weaker future. For the third quarter of 2001, gross domestic product
(GDP) fell by 1.3 percent, its largest decline since the recession of the early 1990s. In the fourth quarter, however, GDP showed improvement with 1.4 percent growth.

    The Federal Reserve Bank (the "Fed") responded to this economic weakness decisively. The group initiated a string of interest rate cuts in January of 2001 that continued through the end of the year. The bond market reacted favorably to the interest rate cuts through October 2001. Rates fell across the yield curve, with the most dramatic declines happening on the short end of the yield curve, which is the most responsive to changes in monetary policy. This shift steepened the curve significantly as short and intermediate-term paper rallied strongly. That trend only strengthened in the wake of September 11 as investors flocked to the perceived safety of shorter-duration, lower-risk assets.

    The market shifted in early November, as confidence seemed to slowly return to the investor psyche. The better tone resulted from a combination of a stabilization in geopolitical events and a growing belief that the economy was likely to turn positive in the first half of 2002.

    The market for senior secured loans continued to be challenging in this environment. As we have noted in previous reports, corporate America has suffered a sort of rolling recession that has affected a string of sectors since mid-1999. Energy was the weak sector at the beginning of that rolling recession because of weak oil prices, followed by healthcare when regulatory changes led to cash flow challenges. The next to be hit was the auto sector, followed by technology and telecommunications. Most recently, the gaming and leisure sectors suffered over travel concerns stemming from the events of September 11. Most of these sectors remained mired in credit weakness, though as 2001 unfolded, energy and healthcare had shown signs of recovery.

    In the secondary market, liquidity suffered during much of the period under review. This was a particular issue in the weeks following September 11, though we saw a steady, gradual improvement in liquidity and prices in the months after.

    The unprecedented 11 Federal funds rate cuts last year had a direct and dramatic impact on short-term borrowing rates. Because the lending rates charged on the senior loans in which the trust invests are tied to these short-term rates, the ongoing reductions put significant downward pressure on the portfolio's dividend throughout the reporting period. The trust's dividend of $0.029 per share translates to a distribution rate of 4.19 percent, based on the trust's net asset value (NAV) on January 25, 2002.

    For the six months ended January 31, 2002, the trust produced a total return of -1.05 percent based on net asset value, and not reflective of any early withdrawal charges. This reflects a decrease in net asset value from $8.61 per share on July 31, 2001, to $8.31 per share on January 31, 2002. As of January 31, 2002, approximately 97 percent of the trust's senior loan assets had been priced using independent pricing services. Past performance is no guarantee of future results. As a result of recent market activity, current performance may vary from the figures shown. The return above does not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares. Investment return and principal value will fluctuate and trust shares, when tendered, may be worth more or less than their original cost. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. For additional performance results, please refer to the chart and footnotes on page 4.

Q   HOW DID THESE FACTORS AFFECT THE
    WAY YOU MANAGED THE TRUST?

A   Given the difficulties faced by so
many sectors in recent years, we instituted a policy several quarters ago that we continued through the period. The main component of this policy has been a progressive diversification of the portfolio in order to attempt to reduce the potential risk of exposure to any one troubled issuer or sector. We have done this through a combination of purchases in the primary market as well as purchases and sales in the secondary market.

    As a result of this policy of diversification, we believe we entered the period well-positioned to weather further weakness in the market as credit weakness rotated through various sectors. We were comfortable maintaining what we felt to be appropriate exposure to most sectors because of the trust's diversification.

    We have also maintained our long-term outlook for the asset class, which we believe is best viewed over a three- to five-year time horizon. This outlook has led us to avoid short-term judgments and trend-following. Instead, we have adhered to our process of searching out those companies that we believe will be best positioned to pay off their debt. The companies we favor generally feature strong cash flow as well as talented management. The slower economy over the reporting period only highlighted the need to remain vigilant about these factors, as investors seemed to increasingly turn to this method of thinking about the market.

Q   WHAT IS YOUR OUTLOOK FOR
    THE MARKET?

A   We are optimistic that the U.S.
government's monetary and fiscal stimuli could start to have an effect in the second half of 2002. Unlike previous recent recoveries, however, we believe that this one will largely be driven by growth in public spending. If this does occur, then areas like defense and healthcare could outperform relative to private areas such as telecommunications that are still suffering from overcapacity. In this scenario, credit quality should begin to show improvement in the second half of the year as the economy strengthens, consumers begin to rebuild confidence and jobs start to be won back again. As spending power increases, the market for consumer durables may begin to show strength again. That combined with continued progress in profitability, should, in our opinion, improve debt service capabilities and therefore credit quality.

    Historically, the equity market has usually been the first to turnaround in a recovery, generally followed by the bond market. It has usually taken another three to six months for improvement to be seen in corporate balance sheets, at which point the senior secured asset class typically has begun to rally. As a result, it would appear that the asset class may be headed for better times in the coming year. Just when those might come, however, remains to be seen. In the interim, we will continue to keep the portfolio diversified and will search for issuers that meet our credit quality and debt servicing requirements.

                           ANNUAL HOUSEHOLDING NOTICE

To reduce trust expenses, the trust attempts to eliminate duplicate mailings to the same address. The trust delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The trust's prospectuses and shareholder reports will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

GLOSSARY OF TERMS

A HELPFUL GUIDE TO SOME OF THE COMMON TERMS YOU'RE LIKELY TO SEE IN THIS REPORT AND OTHER FINANCIAL PUBLICATIONS.

FEDERAL RESERVE BOARD (THE FED): The governing body of the Federal Reserve System, which is the central bank of the United States. Its policy-making committee, called the Federal Open Market Committee, meets at least eight times a year to establish monetary policy and monitor the economic pulse of the United States.

GROSS DOMESTIC PRODUCT (GDP): The total market value of all finished goods and services produced in a country in a given year.

NET ASSET VALUE (NAV): The value of a trust share, calculated by deducting a trust's liabilities from the total assets in its portfolio and dividing this amount by the number of shares outstanding. The NAV does not include any initial or early withdrawal charges.

SECONDARY MARKET: A market where securities are traded after they are initially offered.

SECTOR: A group of securities that are similar with respect to industry, maturity, credit rating, or coupon.

SENIOR LOANS: Loans or other debt securities that are given preference to junior securities of the borrower. In the event of bankruptcy, payments to holders of senior loan obligations are given priority over payments to holders of subordinated debt, as well as shareholders of preferred and common stock. Senior loans may share priority status with other senior securities of the borrower, and such status is not a guarantee that monies to which the investor is entitled will be paid.

YIELD CURVE: The pattern that results from viewing the yields of U.S. Treasury securities maturing in 1, 5, 10, and 30 years. When grouped together and graphed, a pattern of increasing yield is often reflected as the time to maturity extends. This pattern creates an upward sloping "curve." A "flat" yield curve represents little difference between short-and long-term interest rates, while a "negative" yield curve represents decreasing yields as the time to maturity extends.

A FOCUS ON SENIOR LOANS

    The Prime Rate Income Trust invests primarily in senior collateralized loans to corporations, partnerships, and other business entities that operate in a variety of industries and geographic locations. Senior loans have a number of characteristics that, in the opinion of the trust's management team, are important to the integrity of the trust's portfolio. These are highlighted below. For more details, please refer to the prospectus.

SENIOR STANDING

    With respect to interest payments, senior loans generally have priority over other classes of loans, preferred stock, or common stocks, though they may have equal status with other securities of the borrower. This status is not a guarantee, however, that monies to which the trust is entitled will be paid. If they are not fully paid, it potentially could have a negative effect on the trust's net asset value.

COLLATERAL BACKING

    Senior loans are often secured by collateral that has been pledged by the borrower under the terms of a loan agreement. Forms of collateral include trademarks, accounts receivable or inventory, buildings, real estate, franchises, and common and preferred stock in subsidiaries and affiliates. Under certain circumstances, collateral might not be entirely sufficient to satisfy the borrower's obligations in the event of nonpayment of scheduled interest or principal, and in some instances may be difficult to liquidate on a timely basis.

    Additionally, a decline in the value of the collateral could cause the loan to become substantially undersecured, and circumstances could arise (such as bankruptcy of a borrower) that could cause the trust's security interest in the loan's collateral to be invalidated. This could potentially have a negative effect on the trust's net asset value.

CREDIT QUALITY

    Many senior loans carry provisions designed to protect the lender in certain circumstances. In addition, the variable-rate nature of the portfolio is expected to lessen the fluctuation in the trust's net asset value. However, the net asset value will still be subject to the influence of changes in the real or perceived credit quality of the loans in which the trust invests. This may occur, for example, in the event of a sudden or extreme increase in prevailing interest rates, a default in a loan in which the trust holds an interest, or a substantial deterioration in the borrower's creditworthiness. From time to time, the trust's net asset value may be more or less than at the time of the investment.

SPECIAL CONSIDERATIONS

    Under normal market conditions, the trust may invest up to 20 percent of its assets in senior loans that are not secured by any specific collateral. From time to time, the trust may hold equity positions as collateral, which may contribute to volatility in the trust's net asset value. These equity positions may or may not be traded on stock exchanges and valued daily at the market price. It is management's opinion that shareholders will generally ultimately benefit from these holdings. In addition, up to 20 percent of the trust's assets may be invested in senior loans made to non-U.S. borrowers, although these loans must be U.S.-dollar denominated.

                        BY THE NUMBERS

YOUR TRUST'S INVESTMENTS

January 31, 2002 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR TRUST'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.(1)

                                        BANK LOAN
PRINCIPAL                                RATINGS+
AMOUNT                                --------------
(000)       BORROWER                  MOODY'S   S&P      STATED MATURITY*         VALUE
            VARIABLE RATE** SENIOR LOAN INTERESTS  90.7%
            AEROSPACE/DEFENSE  2.0%
 $ 8,678    Aerostructures Corp Term
            Loan....................  NR        BB-    12/31/03 to 09/06/04   $    8,540,121
   3,079    Aircraft Braking Systems
            Corp., Term Loan........  NR        NR     10/15/05                    3,020,974
   8,720    Alliant Techsystems,
            Inc., Term Loan.........  Ba2       BB-    04/20/09                    8,831,659
   7,704    DeCrane Aircraft
            Holdings, Inc., Term
            Loan....................  B2        B+     09/30/05 to 12/17/06        7,563,058
   4,190    DRS Technologies, Inc.,
            Term Loan...............  Ba3       BB-    09/30/08                    4,227,469
  12,677    EG&G Technical Services,
            Inc., Term Loan.........  B1        NR     08/20/07                   12,613,931
   6,351    Fairchild Corp., Term
            Loan....................  B1        B+     04/30/06                    5,477,833
   5,342    United Defense
            Industries, Inc., Term
            Loan....................  B1        BB-    08/13/09                    5,366,571
   6,195    Vought Aircraft
            Industries, Inc., Term
            Loan....................  NR        NR     12/31/06 to 06/30/08        6,023,804
                                                                              --------------
                                                                                  61,665,420
                                                                              --------------
            AUTOMOTIVE  3.3%
   2,949    American Axle &
            Manufacturing Holdings,
            Inc., Term Loan.........  Ba2       BB     04/30/06                    2,932,279
  10,224    Breed Technologies,
            Inc., Term Loan (a).....  NR        NR     12/20/04                    8,696,620
  14,738    Dura Operating Corp.,
            Term Loan...............  Ba3       BB-    03/31/06                   14,751,324
  49,931    Federal-Mogul Corp.,
            Term Loan (c)...........  NR        D      10/01/03 to 02/24/05       35,933,038
   4,819    Metaldyne Corp., Term
            Loan....................  Ba3       BB-    06/21/09                    4,578,512

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

January 31, 2002 (Unaudited)

                                        BANK LOAN
PRINCIPAL                                RATINGS+
AMOUNT                                --------------
(000)       BORROWER                  MOODY'S   S&P      STATED MATURITY*         VALUE
            AUTOMOTIVE (CONTINUED)
 $ 9,391    Metalforming
            Technologies, Inc., Term
            Loan....................  NR        NR     06/30/06               $    6,573,365
  14,700    MetoKote Corp., Term
            Loan....................  NR        NR     11/04/05                   13,083,000
     988    Oshkosh Truck Corp.,
            Term Loan...............  NR        BB+    01/31/07                      995,523
   7,814    Safelite Glass Corp.,
            Term Loan...............  NR        NR     09/30/07                    7,873,513
   9,875    ThermaSys Corp., Term
            Loan....................  B1        B      08/25/07                    8,845,752
                                                                              --------------
                                                                                 104,262,926
                                                                              --------------
            BEVERAGE, FOOD & TOBACCO  3.8%
  29,801    Agrilink Foods, Inc.,
            Term Loan...............  B1        B+     09/30/04 to 09/30/05       28,944,798
  19,022    Aurora Foods, Inc., Term
            Loan....................  B2        B      06/30/05 to 09/30/06       18,901,265
  10,550    B & G Foods, Inc., Term
            Loan....................  B1        B+     03/31/06                   10,476,543
     965    BCB USA Corp., Term
            Loan....................  Ba3       NR     12/31/06                      971,031
  10,000    Dean Foods Co., Term
            Loan....................  Baa2      BB+    07/15/08                   10,076,790
   4,962    Del Monte Corp., Term
            Loan....................  B1        B+     03/31/08                    5,020,397
  10,671    Doane Pet Care Co., Term
            Loan....................  B1        B+     12/31/05 to 12/31/06       10,084,774
   2,032    Eagle Family Foods,
            Inc., Term Loan.........  B1        B      12/31/05                    1,808,340
   1,493    Hartz Mountain Corp.,
            Term Loan...............  B1        NR     12/31/07                    1,474,375
   2,500    Imperial Sugar Corp.,
            Term Loan...............  NR        NR     12/31/03 to 12/31/05        2,025,000
  10,500    Land O' Lakes, Inc.,
            Term Loan...............  Ba2       BBB-   10/10/08                   10,486,875
   7,333    Mafco Worldwide Corp.,
            Term Loan...............  NR        NR     03/31/06                    7,292,797

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

January 31, 2002 (Unaudited)

                                        BANK LOAN
PRINCIPAL                                RATINGS+
AMOUNT                                --------------
(000)       BORROWER                  MOODY'S   S&P      STATED MATURITY*         VALUE
            BEVERAGE, FOOD & TOBACCO (CONTINUED)
 $ 3,725    Merisant Co., Term
            Loan....................  Ba3       BB-    03/31/07               $    3,728,593
   7,000    Pinnacle Foods, Inc.,
            Term Loan...............  Ba3       BB-    06/20/08                    7,013,125
                                                                              --------------
                                                                                 118,304,703
                                                                              --------------
            BROADCASTING--CABLE  4.1%
   9,800    CC VIII Operating, LLC,
            Term Loan...............  Ba3       BB+    02/02/08                    9,680,842
  62,000    Charter Communications
            Operations II LP, Term
            Loan....................  Ba3       BBB-   03/18/08                   61,263,750
  38,229    Falcon Communications,
            LP, Term Loan...........  Ba3       NR     12/31/07                   37,559,612
   9,937    Frontiervision Operating
            Partners, LP, Term
            Loan....................  Ba2       BB     03/31/06                    9,812,753
  10,080    Olympus Cable Holdings,
            LLC, Term Loan..........  Ba2       BB     09/30/10                   10,003,704
                                                                              --------------
                                                                                 128,320,661
                                                                              --------------
            BROADCASTING--DIVERSIFIED  0.5%
  14,701    Muzak Audio
            Communications, Inc.,
            Term Loan...............  B2        B+     12/31/06                   14,241,402
   3,432    White Knight
            Broadcasting, Inc., Term
            Loan....................  NR        NR     06/30/07                    2,899,583
                                                                              --------------
                                                                                  17,140,985
                                                                              --------------
            BROADCASTING--RADIO  0.1%
   3,000    Citadel Broadcasting
            Co., Term Loan..........  NR        NR     06/26/09                    2,999,532
                                                                              --------------

            BROADCASTING--TELEVISION  0.7%
   2,000    Gray Communications
            Systems, Inc., Term
            Loan....................  Ba3       B+     09/30/09                    2,001,876
   4,747    LIN Television Corp.,
            Term Loan...............  Ba3       BB-    03/31/07                    4,757,026
   6,589    Quorum Broadcasting,
            Inc., Term Loan.........  NR        NR     09/30/07                    6,028,914

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

January 31, 2002 (Unaudited)

                                        BANK LOAN
PRINCIPAL                                RATINGS+
AMOUNT                                --------------
(000)       BORROWER                  MOODY'S   S&P      STATED MATURITY*         VALUE
            BROADCASTING--TELEVISION (CONTINUED)
 $ 6,000    Sinclair Broadcast
            Group, Inc., Term
            Loan....................  Ba2       BB-    09/30/09               $    6,036,000
   2,000    Telemundo Group, Inc.,
            Term Loan...............  B1        B+     05/15/08                    2,001,750
                                                                              --------------
                                                                                  20,825,566
                                                                              --------------
            BUILDINGS & REAL ESTATE  3.8%
  12,484    Builders FirstSource,
            Inc., Term Loan.........  NR        BB-    12/30/05                   12,109,087
  18,659    Corrections Corp. of
            America, Term Loan......  B2        B      12/31/02                   18,532,764
  89,543    Ventas Realty Ltd.,
            Inc., Term Loan.........  NR        NR     12/31/07                   89,505,458
                                                                              --------------
                                                                                 120,147,309
                                                                              --------------
            CHEMICALS, PLASTICS & RUBBER  4.2%
  10,944    Cedar Chemicals Corp.,
            Term Loan...............  NR        NR     10/31/03                    4,377,546
   9,691    Foamex LP, Term Loan....  B3        B      06/30/05 to 06/30/06        9,432,022
   4,915    Foamex LP, Revolving
            Credit Agreement........  B3        B      06/12/03                    4,594,486
  12,324    GenTek, Inc., Term
            Loan....................  B1        BB-    04/30/07 to 10/31/07       10,844,625
   5,000    GEO Specialty Chemicals,
            Inc., Term Loan.........  B1        B+     12/31/07                    4,825,000
   3,076    Hercules, Inc., Term
            Loan....................  Ba1       BB     11/15/05                    3,070,774
  16,459    Huntsman Corp., Term
            Loan....................  Caa2      NR     12/31/02 to 12/31/05       11,978,666
   9,467    Huntsman Corp.,
            Revolving Credit
            Agreement...............  Caa2      NR     02/07/03                    5,964,000
  16,754    Huntsman ICI Chemicals,
            LLC, Term Loan..........  B2        B+     06/30/07 to 06/30/08       16,383,996
   4,509    Jet Plastica Industries,
            Inc., Term Loan.........  NR        NR     12/31/02 to 12/31/04        3,494,088
   1,000    Jet Plastica Industries,
            Inc., Revolving Credit
            Agreement...............  NR        NR     12/31/02                      775,000
  14,179    Lyondell Chemical Co.,
            Term Loan...............  Ba3       NR     05/17/06                   14,179,498

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

January 31, 2002 (Unaudited)

                                        BANK LOAN
PRINCIPAL                                RATINGS+
AMOUNT                                --------------
(000)       BORROWER                  MOODY'S   S&P      STATED MATURITY*         VALUE
            CHEMICALS, PLASTICS & RUBBER (CONTINUED)
 $ 5,000    Messer Griesheim, Term
            Loan....................  Ba3       BB     04/27/09 to 04/27/10   $    5,028,905
   7,904    Nutrasweet Acquisition
            Corp., Term Loan........  Ba3       NR     05/25/07 to 05/25/09        7,885,465
   5,985    OM Group, Inc., Term
            Loan....................  Ba3       BB     04/01/07                    6,009,289
   2,771    Pioneer Corp. of
            America, Term Loan......  NR        NR     12/31/06                    2,771,131
   8,064    Texas Petrochemicals
            Corp., Term Loan........  B1        NR     12/31/02 to 06/30/04        8,040,282
   1,911    Texas Petrochemicals
            Corp., Revolving Credit
            Agreement...............  B1        NR     12/31/02                    1,863,333
   5,610    TruSeal Technologies,
            Inc., Term Loan.........  NR        NR     06/30/04                    5,437,990
   9,875    United Plastics Group,
            Inc., Term Loan.........  NR        NR     08/31/07                    4,196,875
     411    West American Rubber
            Co., Term Loan..........  NR        NR     11/09/03                      411,162
                                                                              --------------
                                                                                 131,564,133
                                                                              --------------
            CONSTRUCTION MATERIAL  0.7%
   2,351    Alderwoods Group, Inc.,
            Term Loan...............  NR        NR     01/02/04 to 01/02/09        2,350,900
   4,925    Brand Scaffold Services,
            Inc., Term Loan.........  B1        NR     09/30/03                    4,888,104
   4,937    Dayton Superior Corp.,
            Term Loan...............  Ba3       BB-    06/16/06                    4,918,984
   7,039    Flextek Components,
            Inc., Term Loan (b)
            (c).....................  NR        NR     08/31/03                      126,690
   7,414    Magnatrax Corp., Term
            Loan....................  NR        NR     11/15/05                    6,635,490
   4,494    Werner Holding Co.,
            Inc., Term Loan.........  Ba3       B+     11/30/04 to 11/30/05        4,460,032
                                                                              --------------
                                                                                  23,380,200
                                                                              --------------
            CONTAINERS, PACKAGING & GLASS  4.7%
  13,751    Dr. Pepper/Seven Up
            Bottling Group, Inc.,
            Term Loan...............  NR        NR     10/07/07                   13,802,957
   7,423    Fleming Packaging Corp.,
            Term Loan...............  NR        NR     08/31/04                    7,163,517

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

January 31, 2002 (Unaudited)

                                        BANK LOAN
PRINCIPAL                                RATINGS+
AMOUNT                                --------------
(000)       BORROWER                  MOODY'S   S&P      STATED MATURITY*         VALUE
            CONTAINERS, PACKAGING & GLASS (CONTINUED)
 $14,511    Graham Packaging Co.,
            Term Loan...............  B2        B      01/31/06 to 01/31/07   $   14,234,380
  20,113    IPC, Inc., Term Loan....  NR        NR     10/02/04                   19,785,865
   9,850    Kranson Industries,
            Inc., Term Loan.........  NR        NR     12/31/06                    9,756,910
   8,000    LLS Corp., Term Loan (b)
            (c).....................  NR        NR     07/31/06                    4,500,000
     123    LLS Corp., Revolving
            Credit Agreement (c)....  NR        NR     01/24/03                      122,503
   4,914    Nexpak Corp., Term
            Loan....................  NR        NR     12/31/05 to 12/31/06        3,931,002
     372    Owens-Illinois, Term
            Loan....................  NR        NR     03/31/04                      371,394
   4,821    Packaging Dynamics, Term
            Loan....................  NR        NR     11/20/05                    4,435,467
   7,857    Pliant Corp., Term
            Loan....................  B2        B+     05/31/08                    7,794,938
  51,320    Stone Container Corp.,
            Term Loan...............  Ba3       B+     10/01/03                   51,368,675
   7,135    Stronghaven, Inc., Term
            Loan....................  NR        NR     05/15/04                    6,065,396
   2,985    Tekni-Plex, Inc., Term
            Loan....................  B1        B+     06/21/08                    2,920,176
     971    U.S. Can Corp., Term
            Loan....................  B2        B      10/04/08                      809,632
                                                                              --------------
                                                                                 147,062,812
                                                                              --------------
            DIVERSIFIED MANUFACTURING  3.8%
   3,494    Actuant Corp., Term
            Loan....................  B1        BB-    07/30/08                    3,510,833
   3,075    Advanced Accessory
            Systems, LLC, Term
            Loan....................  B1        B      10/30/04                    3,066,871
  28,365    Chart Industries, Inc,
            Term Loan...............  NR        NR     03/31/06                   19,856,080
   4,776    Citation Corp., Term
            Loan....................  NR        B+     09/30/07                    4,023,905
   5,431    Desa International,
            Inc., Term Loan.........  Caa2      D      11/30/03 to 11/26/04        4,050,108
   2,475    Enersys, Term Loan......  NR        NR     11/09/08                    2,450,250
  11,324    Mueller Group, Inc.,
            Term Loan...............  B1        B+     08/16/06 to 04/17/08       11,285,446

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

January 31, 2002 (Unaudited)

                                        BANK LOAN
PRINCIPAL                                RATINGS+
AMOUNT                                --------------
(000)       BORROWER                  MOODY'S   S&P      STATED MATURITY*         VALUE
            DIVERSIFIED MANUFACTURING (CONTINUED)
 $16,862    Neenah Foundry Co., Term
            Loan....................  B1        B      09/30/05               $   15,850,821
  14,937    SPX Corp., Term Loan....  Ba2       BB+    09/30/04 to 12/31/06       14,924,601
   9,816    UCAR International,
            Inc., Term Loan.........  Ba3       NR     12/31/07                    9,691,153
   3,446    United Fixtures Co.,
            Term Loan (a)...........  NR        NR     12/31/04                    3,445,722
  25,000    Walter Industries, Inc.,
            Term Loan...............  NR        NR     10/15/03                   24,125,000
   5,450    Western Industries,
            Inc., Term Loan.........  NR        NR     06/23/06                    3,678,331
                                                                              --------------
                                                                                 119,959,121
                                                                              --------------
            DURABLE CONSUMER PRODUCTS  0.2%
   3,366    Home Interiors & Gifts,
            Inc., Term Loan.........  Caa1      B-     12/31/06                    2,966,675
   2,815    Sleepmaster, LLC, Term
            Loan (c)................  NR        NR     12/31/06                    2,322,239
                                                                              --------------
                                                                                   5,288,914
                                                                              --------------
            ECOLOGICAL  2.6%
  63,876    Allied Waste North
            America, Inc., Term
            Loan....................  Ba3       BB     07/21/05 to 07/21/07       63,097,841
   4,876    Casella Waste Systems,
            Inc., Term Loan.........  B1        BB-    12/14/06                    4,872,343
   4,937    Duratek, Inc., Term
            Loan....................  NR        NR     12/08/06                    4,838,442
   4,251    IT Group, Inc., Term
            Loan (b) (c)............  NR        D      06/11/06                      914,044
  20,556    Safety-Kleen Corp., Term
            Loan (b) (c)............  NR        NR     04/03/05 to 04/03/06        7,040,382
                                                                              --------------
                                                                                  80,763,052
                                                                              --------------
            EDUCATION & CHILD CARE  0.3%
   8,426    Kindercare Learning
            Centers, Inc., Term
            Loan....................  Ba3       B+     02/13/06                    8,194,934
                                                                              --------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

January 31, 2002 (Unaudited)

                                        BANK LOAN
PRINCIPAL                                RATINGS+
AMOUNT                                --------------
(000)       BORROWER                  MOODY'S   S&P      STATED MATURITY*         VALUE
            ELECTRONICS  2.6%
 $ 5,350    Acterna, LLC, Term
            Loan....................  NR        B      09/30/07               $    3,838,627
  10,798    Amphenol Corp., Term
            Loan....................  Ba2       BB+    10/03/04 to 05/19/06       10,706,185
   5,471    Audio Visual Services
            Corp., Term Loan (b) (h)
            (i).....................  NR        NR     10/01/01                    3,467,530
   3,364    Audio Visual Services
            Corp., Revolving Credit
            Agreement (b) (h) (i)...  NR        NR     10/01/01                    1,463,537
   3,563    Computer Associates
            International, Inc.,
            Term Loan...............  Baa1      BBB+   05/26/03                    3,556,955
   6,079    General Cable Corp.,
            Term Loan...............  NR        NR     05/27/07                    5,851,405
   6,913    Insilco Technologies,
            Inc., Term Loan.........  B2        CCC    03/25/07                    3,456,257
  17,897    ON Semiconductor Corp.,
            Term Loan...............  NR        B+     08/04/06 to 08/04/07       14,067,460
   5,418    Rowe International,
            Inc., Term Loan (a) (b)
            (i).....................  NR        NR     12/31/00 to 12/31/03                0
   4,975    Seagate Technologies,
            Inc., Term Loan.........  Ba1       BB+    11/22/06                    4,982,650
   2,338    Stoneridge Technologies,
            Inc., Term Loan.........  B1        BB-    12/31/05                    2,094,085
   9,656    Stratus Technologies,
            Inc., Term Loan.........  NR        NR     02/26/05                    9,463,125
  18,174    Superior Telecom, Inc.,
            Term Loan...............  B2        B+     11/27/05                   12,286,974
   2,955    Veridian Corp., Term
            Loan....................  NR        NR     08/24/06                    2,947,612
   5,153    Viasystems, Inc., Term
            Loan....................  B3        CCC    03/31/07                    4,135,590
                                                                              --------------
                                                                                  82,317,992
                                                                              --------------
            ENTERTAINMENT & LEISURE  5.2%
   9,370    American Skiing Co.,
            Term Loan...............  NR        NR     05/31/06                    8,480,294

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

January 31, 2002 (Unaudited)

                                        BANK LOAN
PRINCIPAL                                RATINGS+
AMOUNT                                --------------
(000)       BORROWER                  MOODY'S   S&P      STATED MATURITY*         VALUE
            ENTERTAINMENT & LEISURE (CONTINUED)
 $ 1,430    American Skiing Co.,
            Revolving Credit
            Agreement...............  NR        NR     05/31/04               $    1,294,150
   7,295    Bally Total Fitness
            Holding Corp., Term
            Loan....................  Ba3       B+     11/10/04                    7,313,371
   2,732    Bell Sports, Inc., Term
            Loan....................  Ba3       NR     03/31/06 to 03/31/07        2,253,960
     976    Carmike Cinema, Term
            Loan (h)................  NR        D      03/30/05                    1,056,500
  34,366    Fitness Holdings
            Worldwide, Inc., Term
            Loan....................  NR        B      11/02/06 to 11/02/07       28,982,368
   7,680    KSL Recreational Group,
            Inc., Term Loan.........  Ba3       B+     04/30/05 to 04/30/06        7,528,800
   5,004    KSL Recreational Group,
            Inc., Revolving Credit
            Agreement...............  Ba3       B+     04/30/04                    4,779,863
  18,570    Metro-Goldwyn-Mayer,
            Inc., Term Loan.........  NR        NR     03/31/05 to 03/31/06       18,399,264
   6,650    Metro-Goldwyn-Mayer,
            Inc., Revolving Credit
            Agreement...............  NR        NR     09/30/03                    6,467,125
   9,850    Playcore Wisconsin,
            Inc., Term Loan.........  NR        NR     07/01/07                    9,577,910
   2,195    Six Flags Theme Parks,
            Inc., Term Loan.........  Ba2       BB-    11/05/05                    2,207,667
  25,610    Spalding Holdings Corp.,
            Term Loan...............  B3        CC     09/30/03 to 03/30/06       18,568,386
  11,210    Spalding Holdings Corp.,
            Revolving Credit
            Agreement...............  B3        CC     09/30/03                    8,127,247
   2,747    Sportcraft, Ltd., Term
            Loan....................  NR        NR     07/31/05                    2,513,021
   1,304    Sportcraft, Ltd.,
            Revolving Credit
            Agreement...............  NR        NR     07/31/05                    1,193,173
   2,565    True Temper, Inc., Term
            Loan....................  B1        BB-    09/30/05                    2,551,949
  19,980    United Artists Theatre,
            Inc., Term Loan.........  B3        B-     01/24/05                   19,844,313

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

January 31, 2002 (Unaudited)

                                        BANK LOAN
PRINCIPAL                                RATINGS+
AMOUNT                                --------------
(000)       BORROWER                  MOODY'S   S&P      STATED MATURITY*         VALUE
            ENTERTAINMENT & LEISURE (CONTINUED)
 $ 7,175    WFI Group, Inc., Term
            Loan....................  Ba2       NR     07/14/04               $    7,193,132
   4,926    Worldwide Sports &
            Recreation, Inc., Term
            Loan....................  NR        NR     12/31/06                    4,653,548
                                                                              --------------
                                                                                 162,986,041
                                                                              --------------
            FARMING & AGRICULTURE  0.1%
   3,989    The Scotts Co., Term
            Loan....................  Ba3       BB     12/31/07                    4,011,395
                                                                              --------------

            FINANCE  3.9%
  12,737    Alliance Data Systems,
            Inc., Term Loan.........  NR        NR     07/25/03 to 07/25/05       12,163,886
   2,054    Alliance Data Systems,
            Inc., Revolving Credit
            Agreement...............  NR        NR     07/25/03                    1,961,161
   6,314    Bridge Information
            Systems, Inc., Term Loan
            (b) (c).................  NR        NR     07/07/03 to 06/01/06        2,643,631
   7,346    Mafco Finance Corp.,
            Term Loan...............  NR        NR     08/14/02                    7,277,987
  26,500    Metris Cos., Inc., Term
            Loan....................  Ba3       NR     06/30/03                   25,970,000
  36,620    Outsourcing Solutions,
            Term Loan...............  B2        NR     12/01/05 to 06/10/06       34,238,750
  32,984    Rent-A-Center, Inc.,
            Term Loan...............  Ba2       BB-    01/31/06 to 01/31/07       32,766,760
   4,925    Risk Management
            Assurance Co., Term
            Loan....................  NR        NR     12/21/06                    4,785,374
                                                                              --------------
                                                                                 121,807,549
                                                                              --------------
            GROCERY  0.7%
   4,179    Big V Supermarkets,
            Inc., Term Loan (b)
            (c).....................  NR        NR     08/10/03                    2,716,085
   3,193    Fleming Cos., Inc., Term
            Loan....................  Ba2       BB+    07/25/04                    3,144,220
  17,779    Fleming Cos., Inc.,
            Revolving Credit
            Agreement...............  Ba2       BB+    07/25/03                   17,067,597
                                                                              --------------
                                                                                  22,927,902
                                                                              --------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

January 31, 2002 (Unaudited)

                                        BANK LOAN
PRINCIPAL                                RATINGS+
AMOUNT                                --------------
(000)       BORROWER                  MOODY'S   S&P      STATED MATURITY*         VALUE
            HEALTHCARE  5.1%
 $   882    American Home Patient,
            Term Loan...............  NR        NR     12/31/02               $      711,300
  41,528    Community Health
            Systems, Inc., Term
            Loan....................  NR        B+     12/31/03 to 12/31/05       41,736,730
  18,085    Genesis Health Ventures,
            Inc., Term Loan.........  Ba3       BB-    03/30/07 to 04/02/07       18,141,615
   1,600    HCA-Healthone LLC, Term
            Loan....................  Ba1       NR     12/21/06                    1,597,000
  68,375    Integrated Health
            Services, Inc., Term
            Loan (b) (c)............  NR        NR     09/30/04 to 12/31/05       38,831,325
   7,000    Integrated Health
            Services, Inc.,
            Revolving Credit
            Agreement (b)(c)........  NR        NR     09/30/03                    3,916,500
   1,980    InteliStaf Group, Inc.,
            Term Loan...............  NR        NR     10/31/07                    1,968,245
  28,069    Kindred Healthcare,
            Inc., Term Loan (a).....  NR        NR     04/13/08                   28,092,424
  12,208    Magellan Health
            Services, Inc., Term
            Loan....................  B1        B+     02/12/05 to 02/12/06       12,205,678
   3,750    Medical Staffing Network
            Holdings, Inc., Term
            Loan....................  NR        NR     11/01/07                    3,721,875
   7,978    Triad Hospitals, Inc.,
            Term Loan...............  Ba3       B+     09/30/08                    8,074,423
                                                                              --------------
                                                                                 158,997,115
                                                                              --------------
            HEALTHCARE & BEAUTY  0.6%
   7,624    Mary Kay, Inc., Term
            Loan....................  Ba3       B+     09/28/03 to 10/03/07        7,605,872
  12,000    Revlon Consumer Products
            Corp., Term Loan........  B3        B      05/30/02                   11,889,996
                                                                              --------------
                                                                                  19,495,868
                                                                              --------------
            HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE CONSUMER
            PRODUCTS  0.5%
   1,786    DecorateToday.Com, Term
            Loan (a)................  NR        NR     12/31/05                    1,805,650
     383    Formica Corp., Term
            Loan....................  Caa1      CCC    04/30/06                      318,913

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

January 31, 2002 (Unaudited)

                                        BANK LOAN
PRINCIPAL                                RATINGS+
AMOUNT                                --------------
(000)       BORROWER                  MOODY'S   S&P      STATED MATURITY*         VALUE
            HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE CONSUMER
            PRODUCTS (CONTINUED)
 $ 4,558    Holmes Products Corp.,
            Term Loan...............  B2        BB-    02/05/07               $    3,680,707
   2,582    Imperial Home Decor
            Group, Inc., Term Loan
            (a).....................  NR        NR     04/04/06                    2,388,481
   1,975    Targus Group
            International, Inc.,
            Term Loan...............  NR        NR     12/20/06                    1,920,627
   5,864    Winsloew Furniture,
            Inc., Term Loan.........  Ba3       B      03/31/06                    5,541,136
                                                                              --------------
                                                                                  15,655,514
                                                                              --------------
            HOTELS, MOTELS, INNS & GAMING  3.3%
  38,967    Aladdin Gaming, LLC,
            Term Loan (b) (c).......  NR        NR     02/26/05 to 02/26/08       28,191,406
     250    Aladdin Gaming, LLC,
            Revolving Credit
            Agreement (c)...........  NR        NR     03/31/02                      247,500
   5,466    Argosy Gaming Co., Term
            Loan....................  Ba2       BB     07/31/08                    5,539,147
   7,279    Extended Stay America,
            Inc., Term Loan.........  Ba3       BB-    01/15/08                    7,279,118
   1,929    Isle of Capri Casinos,
            Inc., Term Loan.........  Ba2       BB-    03/02/06 to 03/02/07        1,938,740
   5,366    Jazz Casino Co., Term
            Loan....................  NR        NR     03/30/08                    4,587,252
  12,332    Scientific Games Corp.,
            Term Loan...............  B1        B+     09/30/07                   12,354,466
  48,818    Wyndham International,
            Inc., Term Loan.........  NR        NR     06/30/06                   42,607,596
                                                                              --------------
                                                                                 102,745,225
                                                                              --------------
            INSURANCE  1.0%
  16,626    BRW Acquisition, Inc.,
            Term Loan...............  NR        NR     07/10/06 to 07/10/07       16,001,563
   7,000    White Mountains
            Insurance Group, Ltd.,
            Term Loan...............  NR        NR     03/31/07                    7,023,331
   9,863    Willis Corroon, Inc.,
            Term Loan...............  Ba2       BB     11/19/06 to 05/19/08        9,785,551
                                                                              --------------
                                                                                  32,810,445
                                                                              --------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

January 31, 2002 (Unaudited)

                                        BANK LOAN
PRINCIPAL                                RATINGS+
AMOUNT                                --------------
(000)       BORROWER                  MOODY'S   S&P      STATED MATURITY*         VALUE
            MACHINERY  2.3%
 $ 9,263    Alliance Laundry
            Systems, LLC, Term
            Loan....................  B1        B      06/30/05               $    8,498,344
   9,900    Ashtead Group, PLC, Term
            Loan....................  NR        NR     06/01/07                    9,677,250
   8,706    Dresser Industries,
            Inc., Term Loan.........  Ba3       BB-    04/10/09                    8,774,272
  11,670    Flowserve Corp., Term
            Loan....................  B1        BB-    06/30/08                   11,690,062
  10,864    Gleason Corp., Term
            Loan....................  NR        NR     03/31/06 to 02/17/08       10,822,595
   1,000    Joy Global, Inc., Term
            Loan....................  Ba2       BB     04/30/05                    1,000,000
  13,550    NationsRent, Inc., Term
            Loan (c)................  NR        NR     07/20/06                    7,960,523
  14,888    United Rentals (North
            America), Inc., Term
            Loan....................  Ba3       BB+    08/31/07                   15,012,183
                                                                              --------------
                                                                                  73,435,229
                                                                              --------------
            MEDICAL PRODUCTS & SUPPLIES  3.0%
  11,157    Conmed Corp., Term
            Loan....................  B1        BB-    12/30/04 to 06/30/05       11,061,906
  36,477    Dade Behring, Inc., Term
            Loan....................  NR        NR     06/30/05 to 06/30/07       35,231,158
   1,725    DaVita, Inc, Term
            Loan....................  Ba2       BB-    03/31/06                    1,737,668
   5,241    Fisher Scientific
            International, Inc.,
            Term Loan...............  Ba3       B+     01/21/07 to 01/21/08        5,247,207
  12,010    Kinetics Concepts, Inc.,
            Term Loan...............  Ba3       B      12/31/04 to 12/31/05       11,995,506
   6,713    Medical Specialities
            Group, Inc, Term Loan
            (b) (i).................  NR        NR     06/30/01 to 06/30/04        2,920,432
   8,995    Mediq/PRN Life Support
            Services, Inc., Term
            Loan....................  NR        NR     06/13/05                    7,488,073
   5,858    National Medical Care,
            Inc., Term Loan.........  Ba1       BB     09/30/03                    5,763,135
   4,950    National Nephrology
            Associates, Inc., Term
            Loan....................  B1        B+     12/31/05                    4,912,500

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

January 31, 2002 (Unaudited)

                                        BANK LOAN
PRINCIPAL                                RATINGS+
AMOUNT                                --------------
(000)       BORROWER                  MOODY'S   S&P      STATED MATURITY*         VALUE
            MEDICAL PRODUCTS & SUPPLIES (CONTINUED)
 $ 6,552    Unilab Corp., Term
            Loan....................  B1        BB-    11/23/06               $    6,593,104
                                                                              --------------
                                                                                  92,950,689
                                                                              --------------
            MINING, STEEL, IRON & NON-PRECIOUS METALS  1.9%
  14,681    Carmeuse Lime, Inc.,
            Term Loan...............  NR        NR     03/31/06                    9,395,876
   7,464    CII Carbon, LLC, Term
            Loan....................  NR        NR     07/31/08                    4,478,668
   6,178    Earle M. Jorgensen, Term
            Loan....................  B1        B+     03/31/04                    6,069,583
   8,694    Fairmount Minerals,
            Ltd., Term Loan.........  NR        NR     02/25/05                    8,429,085
  51,394    Ispat Inland, Term
            Loan....................  Caa2      CCC+   07/16/05 to 07/16/06       31,222,086
                                                                              --------------
                                                                                  59,595,298
                                                                              --------------
            NATURAL RESOURCES  0.8%
  19,975    Ocean Rig ASA--
            (Norway), Term Loan.....  B3        NR     12/29/06 to 06/01/08       17,677,125
   4,975    Port Arthur Coker Co.,
            Term Loan...............  Ba3       NR     07/15/07                    4,965,672
   4,000    Premcor Refining Group,
            Inc., Term Loan.........  Ba3       BB-    08/23/03                    3,985,000
                                                                              --------------
                                                                                  26,627,797
                                                                              --------------
            NON-DURABLE CONSUMER PRODUCTS  0.8%
   8,231    Accessory Network Group,
            Inc., Term Loan.........  NR        NR     06/30/03                    3,704,020
  10,867    American Marketing
            Industries, Inc., Term
            Loan (b)................  NR        NR     11/30/02                    5,433,383
   6,780    Arena Brands, Inc., Term
            Loan....................  NR        NR     06/01/02                    6,708,849
   2,057    Arena Brands, Inc.,
            Revolving Credit
            Agreement...............  NR        NR     06/01/02                    2,020,969
   5,033    GFSI, Inc., Term Loan...  Ba3       NR     03/31/04                    4,806,081
   6,650    Norcorp, Inc., Term
            Loan....................  NR        NR     05/30/06 to 11/30/06        2,693,527
                                                                              --------------
                                                                                  25,366,829
                                                                              --------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

January 31, 2002 (Unaudited)

                                        BANK LOAN
PRINCIPAL                                RATINGS+
AMOUNT                                --------------
(000)       BORROWER                  MOODY'S   S&P      STATED MATURITY*         VALUE
            PAPER & FOREST PRODUCTS  0.2%
 $ 2,448    Bear Island Paper Co.,
            LLC, Term Loan..........  B1        B+     12/31/05               $    2,350,542
   2,966    Port Townsend Paper
            Corp., Term Loan........  NR        NR     03/16/07                    2,899,367
                                                                              --------------
                                                                                   5,249,909
                                                                              --------------
            PERSONAL & MISCELLANEOUS SERVICES  1.3%
   2,600    Adams Outdoor
            Advertising LP, Term
            Loan....................  B1        B+     02/08/08                    2,623,564
   1,500    Church & Dwight Co.,
            Inc., Term Loan.........  Ba2       BB     09/30/07                    1,511,813
   4,699    DIMAC Holdings, Inc.,
            Term Loan (b) (c) (i)...  NR        NR     01/01/02 to 12/31/05        1,691,746
   4,151    DIMAC Marketing
            Partners, Inc., Term
            Loan (b) (c) (i)........  NR        NR     07/01/03 to 01/01/05        1,494,137
     370    DIMAC Marketing
            Partners, Inc.,
            Revolving Credit
            Agreement (b) (c) (i)...  NR        NR     04/01/03                      133,376
  11,113    Encompass Service Corp.,
            Term Loan...............  Ba3       BB-    02/22/06 to 05/10/07        8,889,748
   1,355    Frontway Network
            Solutions, Term Loan (b)
            (c) (i).................  NR        NR     10/31/01                      880,720
   2,733    Iron Mountain, Inc.,
            Term Loan...............  NR        BB     02/28/06                    2,760,709
   6,739    Sarcom, Inc., Term Loan
            (b) (c) (i).............  NR        NR     06/30/01                    4,380,562
  10,204    Telespectrum Worldwide,
            Inc., Term Loan (b).....  NR        NR     07/01/02                    4,694,310
   6,000    The Relizon Co., Term
            Loan....................  NR        NR     12/31/07                    5,733,750
   1,105    Veterinary Centers of
            America, Term Loan......  NR        NR     09/30/08                    1,111,998
   4,000    Weight Watchers
            International, Inc.,
            Term Loan...............  Ba1       BB-    12/31/07                    4,035,000
                                                                              --------------
                                                                                  39,941,433
                                                                              --------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

January 31, 2002 (Unaudited)

                                        BANK LOAN
PRINCIPAL                                RATINGS+
AMOUNT                                --------------
(000)       BORROWER                  MOODY'S   S&P      STATED MATURITY*         VALUE
            PHARMACEUTICALS  0.4%
 $ 1,890    AdvancePCS, Inc., Term
            Loan....................  Ba3       BB     10/02/07               $    1,901,792
   2,481    Caremark Rx, Inc., Term
            Loan....................  Ba3       BB     03/15/06                    2,506,839
   3,995    MedPointe, Inc., Term
            Loan....................  B1        B+     09/30/08                    3,981,269
   5,975    NCS Healthcare,
            Revolving Credit
            Agreement...............  NR        NR     06/30/02                    5,511,737
                                                                              --------------
                                                                                  13,901,637
                                                                              --------------
            PRINTING & PUBLISHING  4.2%
   6,959    21st Century Newspapers,
            Term Loan...............  NR        NR     09/15/05                    6,506,541
   8,589    Advanstar
            Communications, Inc.,
            Term Loan...............  B1        B+     10/11/07                    7,933,693
  11,557    American Media
            Operations, Inc., Term
            Loan....................  Ba3       B+     04/01/06 to 04/01/07       11,548,693
   8,372    American Reprographics
            Co., Term Loan..........  NR        NR     04/10/08                    8,204,866
   4,582    Check Printers, Inc.,
            Term Loan...............  NR        NR     06/30/05                    4,547,963
   6,966    CommerceConnect Media,
            Inc., Term Loan.........  NR        NR     12/31/07                    6,860,525
   8,500    Goss Graphics Corp.,
            Term Loan (b) (c).......  NR        NR     09/30/03                      595,000
      52    Goss Graphics Corp.,
            Revolving Credit
            Agreement (c)...........  NR        NR     03/17/02                       51,828
   2,955    Haights Cross
            Communications, LLC,
            Term Loan...............  B2        B+     02/28/09                    2,888,291
  16,881    Journal Register Co.,
            Term Loan...............  Ba1       BB+    09/30/06                   16,543,610
     800    Lamar Media Corp., Term
            Loan....................  Ba2       BB-    02/01/07                      805,334
   2,955    Liberty Group Operating,
            Inc., Term Loan.........  B1        B      03/31/07                    2,895,753

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

January 31, 2002 (Unaudited)

                                        BANK LOAN
PRINCIPAL                                RATINGS+
AMOUNT                                --------------
(000)       BORROWER                  MOODY'S   S&P      STATED MATURITY*         VALUE
            PRINTING & PUBLISHING (CONTINUED)
 $ 5,543    Medical Arts Press,
            Inc., Term Loan.........  NR        NR     01/13/06               $    5,375,809
     328    Medical Arts Press,
            Inc., Revolving Credit
            Agreement...............  NR        NR     01/13/06                      318,499
  15,000    Morris Communications
            Corp., Term Loan........  NR        NR     09/30/09                   15,107,820
   4,776    PRIMEDIA, Inc., Term
            Loan....................  NR        BB-    06/30/09                    4,459,590
   4,799    Trader.com, Term Loan...  NR        NR     12/31/06 to 12/31/07        4,679,131
  16,118    Vertis, Inc., Term
            Loan....................  B1        B+     12/06/05 to 11/30/08       13,746,812
  13,565    Von Hoffman Press, Inc.,
            Term Loan...............  B1        B+     07/01/03 to 07/01/05       13,189,376
   1,523    Von Hoffman Press, Inc.,
            Revolving Credit
            Agreement...............  B1        B+     07/01/02 to 07/01/03        1,456,612
   3,875    Ziff-Davis Media, Inc.,
            Term Loan...............  B3        CCC-   03/31/07                    2,977,159
                                                                              --------------
                                                                                 130,692,905
                                                                              --------------
            RESTAURANTS & FOOD SERVICE  1.1%
   1,845    Carvel Corp., Term
            Loan....................  NR        NR     12/31/06                    1,835,775
  24,163    Domino's Pizza, Inc.,
            Term Loan...............  B1        B+     12/21/04 to 12/21/07       24,426,053
   2,954    Papa Ginos, Inc., Term
            Loan....................  NR        NR     08/31/07                    2,938,006
   6,075    S.C. International
            Services, Inc., Term
            Loan....................  Ba1       NR     03/01/07                    5,706,279
                                                                              --------------
                                                                                  34,906,113
                                                                              --------------
            RETAIL--OFFICE PRODUCTS  0.1%
   6,335    Identity Group, Inc,
            Term Loan...............  NR        NR     05/11/07                    4,117,750
                                                                              --------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

January 31, 2002 (Unaudited)

                                        BANK LOAN
PRINCIPAL                                RATINGS+
AMOUNT                                --------------
(000)       BORROWER                  MOODY'S   S&P      STATED MATURITY*         VALUE
            RETAIL--OIL & GAS  0.9%
 $ 5,535    Kwik Trip, Term Loan....  NR        NR     07/27/07               $    5,576,444
   5,000    Tesoro Petroleum Corp.,
            Term Loan...............  Ba2       BBB-   12/31/07                    5,029,165
  16,365    The Pantry, Inc., Term
            Loan....................  B1        BB-    01/31/06 to 07/31/06       16,280,914
                                                                              --------------
                                                                                  26,886,523
                                                                              --------------
            RETAIL--SPECIALTY  1.0%
  11,617    Hollywood Entertainment
            Corp., Revolving Credit
            Agreement...............  NR        CCC    09/05/02                   11,544,063
   8,780    Josten's, Inc., Term
            Loan....................  B1        BB-    05/31/06 to 05/31/08        8,737,770
  11,779    Nebraska Book Co., Inc.,
            Term Loan...............  B1        B+     03/31/06                   11,793,570
                                                                              --------------
                                                                                  32,075,403
                                                                              --------------
            RETAIL--STORES  2.3%
   3,523    Duane Reade, Inc., Term
            Loan....................  Ba3       BB-    02/15/04 to 02/15/07        3,519,076
   4,806    Kirklands Holdings, Term
            Loan....................  NR        NR     06/30/02                    4,613,956
   7,299    Murray's Discount Auto
            Stores, Inc., Term
            Loan....................  NR        NR     06/30/03                    6,021,736
     590    Murray's Discount Auto
            Stores, Inc., Revolving
            Credit Agreement........  NR        NR     06/30/03                      486,750
   8,575    Payless Cashways, Inc.,
            Term Loan (a) (b) (c)...  Ba1       NR     11/30/02                    7,296,939
  11,551    Peebles, Inc., Term
            Loan....................  NR        NR     04/30/02                   11,204,228
  30,087    Rite Aid Corp., Term
            Loan....................  B1        BB-    06/27/05                   34,788,440
   4,648    Vitamin Shoppe
            Industries, Inc., Term
            Loan....................  NR        NR     05/15/04                    4,607,764
                                                                              --------------
                                                                                  72,538,889
                                                                              --------------

            TELECOMMUNICATIONS--HYBRID  0.1%
   2,500    Chicago 20MHz, Term
            Loan....................  NR        NR     10/31/07                    2,512,500
                                                                              --------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

January 31, 2002 (Unaudited)

                                        BANK LOAN
PRINCIPAL                                RATINGS+
AMOUNT                                --------------
(000)       BORROWER                  MOODY'S   S&P      STATED MATURITY*         VALUE
            TELECOMMUNICATIONS--LOCAL EXCHANGE CARRIERS  0.9%
 $10,389    Alaska Communications
            Systems Holdings, Inc.,
            Term Loan...............  B1        BB     11/14/07 to 05/14/08   $   10,180,952
  10,000    Broadwing, Inc., Term
            Loan....................  Ba1       BB+    06/28/07                    9,840,000
   2,100    McLeodUSA, Inc., Term
            Loan (c)................  Caa2      D      05/30/08                    1,300,832
  19,277    Orius Corp., Term
            Loan....................  NR        CC     12/14/06                    5,252,850
  38,000    Teligent, Inc., Term
            Loan (b) (c)............  NR        NR     06/30/06                    1,456,654
   7,500    WCI Capital Corp., Term
            Loan (b) (c)............  NR        NR     09/30/07                      106,875
   2,500    WCI Capital Corp.,
            Revolving Credit
            Agreement (b) (c).......  NR        NR     01/10/03                      625,000
                                                                              --------------
                                                                                  28,763,163
                                                                              --------------
            TELECOMMUNICATIONS--LONG DISTANCE  0.6%
   1,886    Global Crossing
            Holdings, Ltd., Term
            Loan (b) (c)............  Caa2      D      06/30/06                      566,931
  32,353    Pacific Crossing, Ltd.,
            Term Loan...............  NR        NR     07/28/06                   18,818,799
                                                                              --------------
                                                                                  19,385,730
                                                                              --------------
            TELECOMMUNICATIONS--PAGING  0.1%
     550    Arch Wireless, Inc.,
            Revolving Credit
            Agreement (b) (c).......  NR        D      06/30/05                       99,039
   9,401    Teletouch
            Communications, Inc.,
            Term Loan (b)...........  NR        NR     11/30/04                    1,785,299
                                                                              --------------
                                                                                   1,884,338
                                                                              --------------
            TELECOMMUNICATIONS--WIRELESS  7.9%
   5,742    American Cellular Corp.,
            Term Loan...............  Ba3       BB-    03/31/08 to 03/31/09        5,658,495
  29,759    BCP SP Ltd., Term
            Loan....................  NR        NR     03/31/02 to 03/31/05       27,240,103
   1,873    Centennial Puerto Rico
            Operations Corp., Term
            Loan....................  NR        NR     11/30/07                    1,692,527
   7,000    Cricket, Term Loan......  NR        NR     06/30/07                    5,280,625

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

January 31, 2002 (Unaudited)

                                        BANK LOAN
PRINCIPAL                                RATINGS+
AMOUNT                                --------------
(000)       BORROWER                  MOODY'S   S&P      STATED MATURITY*         VALUE
            TELECOMMUNICATIONS--WIRELESS (CONTINUED)
 $11,870    Crown Castle
            International Corp.,
            Term Loan...............  Ba3       BB-    03/15/08               $   11,620,423
  14,737    Dobson Operating Co.,
            Term Loan...............  Ba3       BB-    03/31/08                   14,658,017
  27,723    Nextel Finance Co., Term
            Loan....................  Ba2       BB-    12/31/07 to 12/31/08       23,879,797
   7,177    Nextel Finance Co.,
            (Argentina), Term
            Loan....................  NR        NR     03/31/03                    4,030,042
  19,807    Nextel Partners, Inc.,
            Term Loan...............  B1        B-     01/29/08 to 07/29/08       18,815,385
  20,952    Rural Cellular Corp.,
            Term Loan...............  Ba3       B+     10/03/08 to 04/03/09       20,241,481
   7,000    Spectrasite
            Communications, Inc.,
            Term Loan...............  B3        B+     12/31/07                    6,002,066
  32,126    Sygnet Wireless, Inc.,
            Term Loan...............  NR        NR     03/23/07 to 12/23/07       30,864,919
  17,000    TeleCorp PCS, Inc., Term
            Loan....................  B2        NR     04/02/10                   16,954,848
  40,000    Tritel Holding Corp.,
            Term Loan...............  B2        NR     12/31/07                   40,025,000
  16,500    Triton PCS, Inc., Term
            Loan....................  Ba3       BB-    05/04/07                   16,475,943
   6,000    Western Wireless Corp.,
            Term Loan...............  Ba2       BB-    09/30/08                    5,475,000
                                                                              --------------
                                                                                 248,914,671
                                                                              --------------
            TEXTILES & LEATHER  1.1%
   9,434    Galey & Lord, Inc., Term
            Loan (g)................  Caa2      B      04/02/05 to 04/01/06        6,533,481
   2,400    Galey & Lord, Inc.,
            Revolving Credit
            Agreement (g)...........  Caa2      B      03/27/04                    1,668,000
  15,663    Glenoit Corp., Term Loan
            (c).....................  NR        NR     12/31/03 to 06/30/04       10,259,101
  17,000    Norcross Safety
            Products, LLC, Term
            Loan....................  NR        NR     10/02/05                   16,107,838
   1,496    The William Carter Co.,
            Term Loan...............  Ba3       BB-    09/30/08                    1,500,926
                                                                              --------------
                                                                                  36,069,346
                                                                              --------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

January 31, 2002 (Unaudited)

                                        BANK LOAN
PRINCIPAL                                RATINGS+
AMOUNT                                --------------
(000)       BORROWER                  MOODY'S   S&P      STATED MATURITY*         VALUE
            TRANSPORTATION--CARGO  1.6%
 $ 1,708    American Commercial
            Lines, LLC, Term Loan...  B3        B+     06/30/06 to 06/30/07   $    1,569,083
  16,720    Atlas Freighter Leasing,
            Inc., Term Loan.........  NR        NR     04/20/05 to 04/07/06       16,469,173
  20,337    Evergreen International
            Aviation, Inc., Term
            Loan....................  NR        NR     05/31/02 to 05/07/03       17,591,600
   3,758    Gemini Leasing, Inc.,
            Term Loan (g)...........  B1        NR     08/12/05                    2,301,797
   4,881    Havco Wood Products,
            Inc., Term Loan.........  NR        NR     08/19/06                    2,440,378
     626    Kansas City Southern
            Railway Co., Term
            Loan....................  Ba1       BB+    12/29/06                      628,762
   4,359    OmniTrax Railroads, LLC,
            Term Loan...............  NR        NR     05/13/05                    4,348,000
   3,603    RailAmerica, Inc., Term
            Loan....................  Ba3       BB-    12/31/06                    3,620,954
                                                                              --------------
                                                                                  48,969,747
                                                                              --------------
            TRANSPORTATION--PERSONAL  0.2%
   1,054    Continental Airlines,
            Inc., Term Loan.........  B1        NR     07/31/02                      969,485
   6,903    Motor Coach Industries,
            Inc., Term Loan.........  B2        B      06/16/06                    5,384,400
                                                                              --------------
                                                                                   6,353,885
                                                                              --------------
            TRANSPORTATION--RAIL MANUFACTURING  0.1%
   2,570    Helm, Inc., Term Loan...  NR        NR     10/10/06                    2,287,300
   2,828    RailWorks Corp., Term
            Loan (b) (c)............  NR        NR     09/30/06                    1,781,850
                                                                              --------------
                                                                                   4,069,150
                                                                              --------------

TOTAL VARIABLE RATE** SENIOR LOAN INTERESTS  90.7%.........................    2,848,844,248
                                                                              --------------


FIXED INCOME SECURITIES  0.8%
Satelites Mexicanos ($29,201,000 par, 9.06% coupon, maturing
  06/03/04) 144A Private Placement (f)......................      26,755,416
                                                              --------------

EQUITIES  4.3%
Advantica Restaurant Group, Inc. (8,755 common shares) (d)
  (e).......................................................           8,755
AFC Enterprises, Inc. (402,834 common shares) (d) (e).......      12,137,388
Alderwoods Group (137,138 common shares) (e)................       1,775,937

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

January 31, 2002 (Unaudited)

BORROWER                                                          VALUE
EQUITIES (CONTINUED)
Best Products Co., Inc. (297,480 common shares) (e).........  $            0
Best Products Co., Inc. (Warrants for 28,080 common shares)
  (e).......................................................               0
Breed Technologies, Inc. (1,345,452 common shares) (a)
  (e).......................................................       3,861,447
Classic Cable, Inc. (Warrants for 760 common shares) (d)
  (e).......................................................               0
Dan River, Inc. (192,060 common shares) (e).................          76,824
DecorateToday.Com (198,600 common shares) (a) (d) (e).......       2,609,604
DIMAC Holdings, Inc. (6,526 preferred shares) (d) (e).......               0
DIMAC Holdings, Inc. (Warrants for 6,526 common shares) (d)
  (e).......................................................               0
Fleer/Marvel Entertainment, Inc. (695,339 preferred shares)
  (a).......................................................       5,931,242
Fleer/Marvel Entertainment, Inc. (891,340 common shares) (a)
  (e).......................................................       3,895,156
Flextek Components, Inc. (Warrants for 993 common shares)
  (d) (e)...................................................               0
Genesis Health Ventures, Inc. (1,476,810 common shares) (d)
  (e).......................................................      23,628,960
Genesis Health Ventures, Inc. (16,685 preferred shares) (d)
  (e).......................................................       2,005,036
Imperial Home Decor Group, Inc. (929,571 common shares) (a)
  (d) (e)...................................................               0
Imperial Home Decor Realty, Inc. (929,571 common shares) (a)
  (d) (e)...................................................               0
Kindred Healthcare, Inc. (978,504 common shares) (a) (d)
  (e).......................................................      38,836,824
London Fog Industries, Inc. (515,922 common shares) (a) (d)
  (e).......................................................       4,509,158
Mediq/PRN Life Support Services, Inc. (22,626 preferred
  shares) (d) (e)...........................................               0
Murray's Discount Auto Stores, Inc. (Warrants for 289 common
  shares) (d) (e)...........................................               0
Payless Cashways, Inc. (1,024,159 common shares) (a) (c)
  (e).......................................................           1,024
Pioneer Corp of America (134,400 common shares) (d) (e).....         385,728
Rowe International, Inc. (91,173 common shares) (a) (d)
  (e).......................................................               0
Rowe International, Inc. (Warrants for 236,677 common
  shares) (a) (d) (e).......................................               0
Safelite Glass Corp. (402,526 common shares) (d) (e)........       2,741,202
Safelite Realty (27,171 common shares) (d) (e)..............               0
Sarcom Enterprise Educational Services (90 common shares)
  (c) (d) (e)...............................................               0
Sarcom, Inc. (422,684 common shares) (c) (d) (e)............               0
Stronghaven, Inc. (Warrants for 740,121 common shares) (d)
  (e).......................................................               0
Tembec, Inc. (126,260 common shares) (e)....................         967,152
Trans World Entertainment Corp. (3,789,962 common shares)
  (a) (e)...................................................      30,205,997
United Artists Theatre, Inc. (41,483 common shares) (d)
  (e).......................................................         539,279
United Fixtures Holdings, Inc. (196,020 common shares) (a)
  (d) (e)...................................................               0
United Fixtures Holdings, Inc. (53,810 preferred shares) (a)
  (d) (e)...................................................         517,114
West American Rubber Co., LLC (5.04% ownership interest) (a)
  (d) (e)...................................................               0
                                                              --------------

TOTAL EQUITIES  4.3%........................................     134,633,827
                                                              --------------

TOTAL LONG-TERM INVESTMENTS  95.8%
  (Cost $3,489,540,745).....................................   3,010,233,491
                                                              --------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

January 31, 2002 (Unaudited)

BORROWER                                                          VALUE
SHORT TERM INVESTMENTS  2.3%
COMMERCIAL PAPER  1.8%
General Mills, Inc. ($25,000,000 par, maturing 02/06/02,
  yielding 2.08%)...........................................  $   24,992,778
Kellogg Co. ($15,000,000 par, maturing 02/12/02, yielding
  2.00%)....................................................      14,990,833
Sprint Capital Corp. ($7,050,000 par, maturing 02/04/02,
  yielding 2.17%)...........................................       7,048,725
Unum Corp. ($10,000,000 par, maturing 02/20/02, yielding
  2.10%)....................................................       9,988,917
                                                              --------------

TOTAL COMMERCIAL PAPER......................................      57,021,253
                                                              --------------

SHORT-TERM LOAN PARTICIPANTS  0.3%
Conagra, Inc. ($10,000,000 par, maturing 02/01/02, yielding
  2.15%)....................................................      10,000,000
                                                              --------------

TIME DEPOSIT  0.2%
State Street Bank & Trust Corp. ($6,714,225 par, 1.25%
  coupon, dated 01/31/02, to be sold on 02/01/02 at
  $6,714,458)...............................................       6,714,225
                                                              --------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $73,735,478)........................................      73,735,478
                                                              --------------

TOTAL INVESTMENTS  98.1%
  (Cost $3,563,276,223).....................................   3,083,968,969
OTHER ASSETS IN EXCESS OF LIABILITIES  1.9%.................      57,941,599
                                                              --------------

NET ASSETS  100.0%..........................................  $3,141,910,568
                                                              ==============

NR--Not rated

+ Bank Loans rated below Baa by Moody's Investor Service, Inc. or BBB by
  Standard & Poor's Group are considered to be below investment grade.

 (1) Industry percentages are calculated as a percentage of net assets.

(a) Affiliated company. See Notes to Financial Statements.

(b) This Senior Loan interest is non-income producing.

(c) This borrower has filed for protection in federal bankruptcy court.

(d) Restricted Security.

(e) Non-income producing security as this stock currently does not declare dividends.

(f) 144A Securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally transactions with qualified institutional buyers.

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

January 31, 2002 (Unaudited)

(g) Subsequent to January 31, 2002, this borrower has filed for protection in federal bankruptcy court.

(h) Subsequent to January 31, 2002, this borrower has emerged from bankruptcy.

(i) The borrower is in the process of restructuring or amending the terms of this loan.

* Senior Loans in the Trust's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Trust's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Trust's portfolio may be substantially less than the stated maturities shown. Although the Trust is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Trust estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

** Senior Loans in which the Trust invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Trust ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
January 31, 2002 (Unaudited)

ASSETS:
Total Investments (Cost $3,563,276,223).....................  $3,083,968,969
Cash........................................................       3,867,906
Receivables:
  Investments Sold..........................................      65,470,652
  Interest and Fees.........................................      16,157,234
  Fund Shares Sold..........................................         199,559
Other.......................................................         206,080
                                                              --------------
    Total Assets............................................   3,169,870,400
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      18,099,100
  Investment Advisory Fee...................................       2,745,652
  Income Distributions......................................       1,998,558
  Distributor and Affiliates................................       1,438,929
  Administrative Fee........................................         722,540
  Fund Shares Repurchased...................................         227,980
Accrued Expenses............................................       2,076,822
Trustees' Deferred Compensation and Retirement Plans........         650,251
                                                              --------------
    Total Liabilities.......................................      27,959,832
                                                              --------------
NET ASSETS..................................................  $3,141,910,568
                                                              ==============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 378,262,407 shares issued and
  outstanding)..............................................  $    3,782,624
Paid in Surplus.............................................   4,214,804,215
Accumulated Undistributed Net Investment Income.............      (5,989,289)
Net Unrealized Depreciation.................................    (479,307,254)
Accumulated Net Realized Loss...............................    (591,379,728)
                                                              --------------
NET ASSETS..................................................  $3,141,910,568
                                                              ==============
NET ASSET VALUE PER COMMON SHARE ($3,141,910,568 divided by
  378,262,407 shares outstanding)...........................  $         8.31
                                                              ==============

                                               See Notes to Financial Statements

Statement of Operations
For the Six Months Ended January 31, 2002 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 117,775,800
Dividends ($224,463 received as dividend income from
  affiliates)...............................................        224,463
Fees........................................................        170,139
Other.......................................................      3,575,278
                                                              -------------
    Total Income............................................    121,745,680
                                                              -------------
EXPENSES:...................................................
Investment Advisory Fee.....................................     17,737,721
Administrative Fee..........................................      4,668,048
Shareholder Services........................................      2,034,427
Legal.......................................................        675,100
Custody.....................................................        513,145
Trustees' Fees and Related Expenses.........................         87,368
Other.......................................................      2,213,157
                                                              -------------
    Total Expenses..........................................     27,928,966
    Less Credits Earned on Cash Balances....................        154,024
                                                              -------------
    Net Expenses............................................     27,774,942
                                                              -------------
NET INVESTMENT INCOME.......................................  $  93,970,738
                                                              =============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................  $ (56,895,933)
                                                              -------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (399,371,652)
  End of the Period.........................................   (479,307,254)
                                                              -------------
Net Unrealized Depreciation During the Period...............    (79,935,602)
                                                              -------------
NET REALIZED AND UNREALIZED LOSS............................  $(136,831,535)
                                                              =============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $ (42,860,797)
                                                              =============

See Notes to Financial Statements

Statements of Changes in Net Assets
For the Six Months Ended January 31, 2002 and the Year Ended July 31, 2001 (Unaudited)

                                                    SIX MONTHS ENDED      YEAR ENDED
                                                    JANUARY 31, 2002     JULY 31, 2001
                                                    -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..............................  $   93,970,738     $   387,374,676
Net Realized Loss..................................     (56,895,933)       (442,678,090)
Net Unrealized Depreciation During the Period......     (79,935,602)        (76,004,880)
                                                     --------------     ---------------
Change in Net Assets from Operations...............     (42,860,797)       (131,308,294)
Distributions from Net Investment Income...........     (93,044,008)       (410,850,314)
                                                     --------------     ---------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.......................................    (135,904,805)       (542,158,608)
                                                     --------------     ---------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..........................      18,043,630         114,299,449
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.....................................      44,966,379         205,505,843
Cost of Shares Repurchased.........................    (774,869,207)     (2,245,937,408)
                                                     --------------     ---------------
NET CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS.....................................    (711,859,198)     (1,926,132,116)
                                                     --------------     ---------------
TOTAL DECREASE IN NET ASSETS.......................    (847,764,003)     (2,468,290,724)
NET ASSETS:
Beginning of the Period............................   3,989,674,571       6,457,965,295
                                                     --------------     ---------------
End of the Period (Including accumulated
  undistributed net investment income of
  ($5,989,289) and ($6,916,019), respectively).....  $3,141,910,568     $ 3,989,674,571
                                                     ==============     ===============

                                               See Notes to Financial Statements

Statement of Cash Flows
For the Six Months Ended January 31, 2002 (Unaudited)

CHANGE IN NET ASSETS FROM OPERATIONS........................    $ (42,860,797)
                                                                -------------
Adjustments to Reconcile the Change in Net Assets from
  Operations to Net Cash Used for Operating Activities:
  Decrease in Investments at Value..........................      861,300,504
  Decrease in Interest and Fees Receivables.................        6,115,700
  Increase in Receivable for Investments Sold...............      (25,793,849)
  Decrease in Dividends Receivable..........................          104,314
  Increase in Other Assets..................................         (107,947)
  Decrease in Investment Advisory Fee Payable...............         (640,091)
  Decrease in Administrative Fee Payable....................         (170,822)
  Increase in Distributor and Affiliates Payable............          247,111
  Increase in Payable for Investments Purchased.............        8,669,787
  Increase in Accrued Expenses..............................          254,145
  Increase in Trustees' Deferred Compensation and Retirement
    Plans...................................................           33,640
                                                                -------------
    Total Adjustments.......................................      850,012,492
                                                                -------------
NET CASH PROVIDED BY OPERATING ACTIVITIES...................      807,151,695
                                                                =============
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Shares Sold...................................       18,208,838
Payments on Shares Repurchased..............................     (774,916,269)
Cash Dividends Paid.........................................      (50,064,156)
                                                                -------------
    Net Cash Used for Financing Activities..................     (806,771,587)
                                                                -------------
NET INCREASE IN CASH........................................          380,108
Cash at Beginning of the Period.............................        3,487,798
                                                                -------------
Cash at the End of the Period...............................    $   3,867,906
                                                                =============

See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                              SIX
                            MONTHS
                             ENDED                      YEAR ENDED JULY 31,
                          JANUARY 31,   ----------------------------------------------------
                            2002(C)     2001(C)      2000       1999       1998       1997
                          ------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF THE
  PERIOD.................   $  8.61     $   9.50   $   9.85   $   9.98   $   9.96   $  10.00
                            -------     --------   --------   --------   --------   --------
  Net Investment Income..       .22          .66        .68        .64        .68        .70
  Net Realized and
    Unrealized
    Gain/Loss............      (.31)        (.86)      (.36)      (.13)       .01       (.04)
                            -------     --------   --------   --------   --------   --------
Total from Investment
  Operations.............      (.09)        (.20)       .32        .51        .69        .66
Less Distributions from
  Net Investment Income..       .21          .69        .67        .64        .67        .70
                            -------     --------   --------   --------   --------   --------
NET ASSET VALUE, END OF
  THE PERIOD.............   $  8.31     $   8.61   $   9.50   $   9.85   $   9.98   $   9.96
                            =======     ========   ========   ========   ========   ========

Total Return (a).........   -1.05%*       -2.11%      3.15%      5.23%      7.22%      6.79%
Net Assets at End of the
  Period (In millions)...   $3,141.9    $3,989.7   $6,458.0   $8,136.4   $7,312.9   $6,237.0
Ratio of Expenses to
  Average Net Assets.....     1.50%        1.43%      1.34%      1.35%      1.41%      1.42%
Ratio of Net Investment
  Income to Average Net
  Assets.................     5.03%        7.34%      6.97%      6.48%      6.81%      7.02%
Portfolio Turnover (b)...      40%*          42%        36%        44%        73%        83%

 * Non-Annualized

(a) Total return assumes an investment at the beginning of the period indicated, reinvestment of all distributions for the period and tender of all shares at the end of the period indicated, excluding payment of 3% imposed on most shares accepted by the Trust for repurchase within the first year and declining to 0% after the fifth year. If the early withdrawal charge was included, total return would be lower.

(b) Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.

(c) Based on average shares outstanding.

                                               See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

January 31, 2002 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Prime Rate Income Trust (the "Trust") is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust invests primarily in adjustable Senior Loans. Senior Loans are business loans that have a senior right to payment and are made to borrowers that may be corporations, partnerships, or other entities. These borrowers operate in a variety of industries and geographic regions. The Trust commenced investment operations on October 4, 1989.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION The Trust's Senior Loans are valued by the Trust following valuation guidelines established and periodically reviewed by the Trust's Board of Trustees. Under the valuation guidelines, Senior Loans for which reliable market quotes are readily available are valued at the mean of such bid and ask quotes. Where reliable market quotes are not readily available, Senior Loans are valued, where possible, using independent market indicators provided by independent pricing sources approved by the Board of Trustees. Other Senior Loans are valued by independent pricing sources approved by the Board of Trustees based upon pricing models developed, maintained and operated by those pricing sources or valued by Van Kampen Investment Advisory Corp. (the "Adviser") by considering a number of factors including consideration of market indicators, transactions in instruments which the Adviser believes may be comparable (including comparable credit quality, interest rate redetermination period and maturity), the credit worthiness of the borrower, the current interest rate, the period until the next interest rate redetermination and the maturity of such Senior Loans. Consideration of comparable instruments may include commercial paper, negotiable certificates of deposit and short-term variable rate securities which have adjustment periods comparable to the Senior Loans in the Trust's portfolio. The fair value of Senior Loans are reviewed and approved by the Trust's Valuation Committee and Board of Trustees.

    Equity securities are valued on the basis of prices furnished by pricing services or as determined in good faith by the Adviser under the direction of the Board of Trustees.

NOTES TO
FINANCIAL STATEMENTS

January 31, 2002 (Unaudited)

    Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term loan participations are valued at cost in the absence of any indication of impairment.

B. SECURITY TRANSACTIONS Investment transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Facility fees on senior loans purchased are treated as market discounts. Market premiums are amortized and discounts are accreted over the stated life of each applicable senior loan, note or fixed-income security.

    Other income is comprised primarily of amendment fees. Amendment fees are earned as compensation for agreeing to changes in loan agreements.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At July 31, 2001, the Trust had an accumulated capital loss carryforward for tax purposes of $96,817,906, which will expire between July 31, 2004 and July 31, 2009. Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses related to wash sale transactions, and losses that were recognized for book purposes, but not for tax purposes.

    At January 31, 2002, for federal income tax purposes cost of long- and short-term investments is $3,635,997,111, the aggregate gross unrealized appreciation is $53,381,124 and the aggregate gross unrealized depreciation is $605,409,266, resulting in net unrealized depreciation on long- and short-term investments of $552,028,142.

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

NOTES TO
FINANCIAL STATEMENTS

January 31, 2002 (Unaudited)

F. CREDITS EARNED ON CASH BALANCES During the six months ended January 31, 2002, the Trust's custody fee was reduced by $154,024 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Trust for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $4.0 billion..........................................       .950%
Next $3.5 billion...........................................       .900%
Next $2.5 billion...........................................       .875%
Over $10 billion............................................       .850%

    In addition, the Trust will pay a monthly administrative fee to Van Kampen Funds Inc., the Trust's Administrator, at an annual rate of .25% of the average daily net assets of the Trust. The administrative services to be provided by the Administrator include monitoring the provisions of the loan agreements and any agreements with respect to participations and assignments, record keeping responsibilities with respect to interests in Senior Loans in the Trust's portfolio and providing certain services to the holders of the Trust's securities.

    For the six months ended January 31, 2002, the Trust recognized expenses of approximately $190,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    Under a Legal Services agreement, the Adviser provides legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the six months ended January 31, 2002, the Trust recognized expenses of approximately $38,600 representing Van Kampen Investments Inc.'s or its affiliates (collectively "Van Kampen") cost of providing legal services to the Trust, which are reported as "Legal" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc., an affiliate of the Adviser, serves as the shareholder servicing agent of the Trust. For the six months ended January 31, 2002, the Trust recognized expenses for these services of approximately $1,617,600. Shareholder servicing fees are determined through negotiations with the Trust's Board of Trustees and are based on competitive market benchmarks.

NOTES TO
FINANCIAL STATEMENTS

January 31, 2002 (Unaudited)

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

    During the period, the Trust owned shares of the following affiliated companies. Affiliated companies are defined by the Investment Company Act of 1940, as amended, as those companies in which a trust holds 5% or more of the outstanding voting securities.

                                                    REALIZED      DIVIDEND    MARKET VALUE
NAME                                   SHARES*     GAIN/(LOSS)     INCOME       1/31/02
Breed Technologies, Inc. ...........  1,345,452         0                0     $3,861,447
Decorate Today.Com..................    198,600         0                0      2,609,604
Fleer/Marvel Entertainment, Inc. ...  1,586,679         0         $224,463      9,826,398
Imperial Home Decor Group, Inc. ....    929,571         0                0              0
Imperial Home Decor Realty, Inc. ...    929,571         0                0              0
Kindred Healthcare, Inc. ...........    978,504         0                0     38,836,824
London Fog Industries, Inc. ........    515,922         0                0      4,509,158
Payless Cashways, Inc. .............  1,024,159         0                0          1,024
Rowe International, Inc. ...........     91,173         0                0              0
Trans World Entertainment Corp. ....  3,789,962         0                0     30,205,997
United Fixtures Holdings, Inc. .....    249,830         0                0        517,114

 * Shares were acquired through the restructuring of senior loan interests.

NOTES TO
FINANCIAL STATEMENTS

January 31, 2002 (Unaudited)

3. CAPITAL TRANSACTIONS

At January 31, 2002 and July 31, 2001, paid in surplus aggregated $4,214,804,215 and $4,925,811,365, respectively. Transactions in common shares were as follows:

                                                      SIX MONTHS ENDED     YEAR ENDED
                                                      JANUARY 31, 2002    JULY 31, 2001
Beginning Shares....................................    463,467,203        679,708,950
                                                        -----------       ------------
Shares Sold.........................................      2,137,587         12,628,225
Shares Issued Through Dividend Reinvestment.........      5,323,439         22,846,179
Shares Repurchased..................................    (92,665,822)      (251,716,151)
                                                        -----------       ------------
Net Change in Shares Outstanding....................    (85,204,796)      (216,241,747)
                                                        -----------       ------------
Ending Shares.......................................    378,262,407        463,467,203
                                                        ===========       ============

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from investments sold and repaid, excluding short-term investments, were $1,345,414,070 and $1,907,833,379, respectively.

5. TENDER OF SHARES

The Board of Trustees currently intends, each quarter, to consider authorizing the Trust to make tender offers for all or a portion of its then outstanding common shares at the net asset value of the shares on the expiration date of the tender offer. For the six months ended January 31, 2002, 92,665,822 shares were tendered and repurchased by the Trust.

6. EARLY WITHDRAWAL CHARGE

An early withdrawal charge to recover offering expenses will be imposed in connection with most common shares held for less than five years which are accepted by the Trust for repurchase pursuant to tender offers. The early withdrawal charge will be payable to Van Kampen. Any early withdrawal charge

NOTES TO
FINANCIAL STATEMENTS

January 31, 2002 (Unaudited)

which is required to be imposed will be made in accordance with the following schedule.

                                                                WITHDRAWAL
                     YEAR OF REDEMPTION                           CHARGE
First.......................................................      3.0%
Second......................................................      2.5%
Third.......................................................      2.0%
Fourth......................................................      1.5%
Fifth.......................................................      1.0%
Sixth and following.........................................      0.0%

    For the six months January 31, 2002, Van Kampen received early withdrawal charges of approximately $4,506,900 in connection with tendered shares of the Trust.

7. COMMITMENTS/BORROWINGS

Pursuant to the terms of certain of the Senior Loan agreements, the Trust had unfunded loan commitments of approximately $70,306,400 as of January 31, 2002. The Trust generally will maintain with its custodian short-term investments having an aggregate value at least equal to the amount of unfunded loan commitments.

    The Trust, along with the Van Kampen Senior Floating Rate Fund, has entered into a revolving credit agreement with a syndicate led by Bank of America for an aggregate of $500,000,000, which will terminate on November 8, 2002. The proceeds of any borrowing by the Trust under the revolving credit agreement shall be used for temporary liquidity purposes and funding of shareholder tender offers. Annual commitment fees of .11% are charged on the unused portion of the credit line. Borrowings under this facility will bear interest at either the LIBOR rate or the Federal Funds rate plus .50%.

8. SENIOR LOAN PARTICIPATION COMMITMENTS

The Trust invests primarily in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.

NOTES TO
FINANCIAL STATEMENTS

January 31, 2002 (Unaudited)

    At January 31, 2002, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Trust on a participation basis.

                                                              PRINCIPAL
                                                               AMOUNT       VALUE
SELLING PARTICIPANT                                             (000)       (000)
Goldman Sachs...............................................   $10,653     $ 9,162
Bank of Nova Scotia.........................................     5,005       4,780
Chase Securities, Inc. .....................................     3,733       3,631
Bankers Trust...............................................     3,519       3,462
                                                               -------     -------
Total.......................................................   $22,910     $21,035
                                                               =======     =======

           VAN KAMPEN INVESTMENTS

THE VAN KAMPEN
FAMILY OF FUNDS

Growth

   Aggressive Growth
   American Value*
   Emerging Growth
   Enterprise
   Equity Growth
   Focus Equity
   Growth
   Mid Cap Growth
   Pace
   Select Growth
   Small Cap Growth
   Small Cap Value
   Tax Managed Equity Growth
   Technology

Growth and Income

   Comstock
   Equity Income
   Growth and Income
   Harbor
   Real Estate Securities
   Utility
   Value
   Value Opportunities

Global/International

   Asian Equity
   Emerging Markets
   European Value Equity
   Global Equity Allocation
   Global Franchise
   Global Value Equity
   International Advantage
   International Magnum
   Latin American
   Worldwide High Income

Income

   Corporate Bond
   Government Securities
   High Income Corporate Bond
   High Yield
   Limited Maturity Government
   U.S. Government
   U.S. Government Trust for Income

Capital Preservation

   Reserve
   Tax Free Money

Senior Loan

   Prime Rate Income Trust
   Senior Floating Rate

Tax Free

   California Insured Tax Free
   Florida Insured Tax Free Income
   High Yield Municipal**
   Insured Tax Free Income
   Intermediate Term Municipal
     Income
   Municipal Income
   New York Tax Free Income
   Pennsylvania Tax Free Income
   Strategic Municipal Income

For more complete information, including risk considerations, fees, sales charges and ongoing expenses, please contact your financial advisor for a prospectus. Please read it carefully before you invest or send money.

To view a current Van Kampen fund prospectus or to receive additional fund information, choose from one of the following:

- visit our Web site at
  VANKAMPEN.COM--
  to view a prospectus, select
  Download Prospectus                                            [COMPUTER ICON]

- call us at (800) 341-2911
  Telecommunications Device
  for the Deaf (TDD) users,
  call (800) 421-2833.

                                                                    [PHONE ICON]

- e-mail us by visiting
  VANKAMPEN.COM and
  selecting Contact Us

                                                            [MAIL ICON]

 * Closed to new investors

** Open to new investors for a limited time

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN PRIME RATE INCOME TRUST

BOARD OF TRUSTEES

DAVID C. ARCH
ROD DAMMEYER
HOWARD J KERR
THEODORE A. MYERS
RICHARD F. POWERS, III* - Chairman
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN *

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 218256
Kansas City, Missouri 64121-8256

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice

The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you make with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (a.k.a. "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen Trust Company, Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
vankampen.com

                         [VAN KAMPEN INVESTMENTS LOGO]
Copyright (C)2002 Van Kampen Funds Inc. All rights reserved.
59                                                             Member NASD/SIPC.
PRIT SAR 3/02                                                    5522C02-AP-3/02